Note 10 - Equity Method Investments (Details Textual) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Income (Loss) from Equity Method Investments	$ 776	$ 4,951
Vessel Owning Companies of Five Vessels Purchased from York [Member]
Number of Asset Acquired			5
Asset Acquistion, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total			$ 141,040
Vessel Owning Companies of Five Vessels Purchased from York [Member] | Minimum [Member]
Asset Acquisition, Percentage of Voting Interests Acquired			51.00%
Vessel Owning Companies of Five Vessels Purchased from York [Member] | Maximum [Member]
Asset Acquisition, Percentage of Voting Interests Acquired			75.00%
Steadman Maritime Co. [Member]
Proceeds from Dividends Received	$ 1,128
Steadman Maritime Co., Geyer Maritime Co. and Goodway Maritime Co. [Member]
Proceeds from Dividends Received			$ 15,190